Stock Compensation Plan - Table Text Blocks (Tables)	12 Months Ended
Dec. 26, 2020
Share-based Payment Arrangement [Abstract]
Summary of information for options granted
The following table summarizes the information for options granted in the year ended December 26, 2020, the Transition Period, and years ended April 30, 2019 and April 30, 2018:

	12/26/2020	12/28/2019	4/30/2019	4/30/2018
Weighted-average fair value of options granted	$—	$4.66	$2.18	$3.16
Dividend yield	—%	—%	5.3% - 7.2%	4.5% - 5.9%
Expected volatility	—%	44.9%	38.3% - 44.7%	36.8% - 51.3%
Expected terms	0 years	5 years	5 - 6 years	5 - 6 years
Risk-free interest rates	—%	1.7%	2.7% - 2.8%	1.9% - 2.1%

Schedule of stock option activity
Stock option activity during the year ended December 26, 2020, the Transition Period, and years ended April 30, 2019 and April 30, 2018 was as follows:

	Number of options	Weighted-average exercise price
Outstanding at April 30, 2017	1,387,331	$18.02
Granted	272,502	13.25
Exercised	(9,000)	10.51
Forfeited or expired	(1,178,330)	17.22
Outstanding at April 30, 2018	472,503	17.41
Granted	704,514	10.20
Exercised	(14,069)	10.90
Forfeited or expired	(366,704)	17.99
Outstanding at April 30, 2019	796,244	10.88
Granted	88,340	11.93
Exercised	(207,802)	10.60
Forfeited or expired	(216,497)	12.87
Outstanding at December 28, 2019	460,285	10.28
Granted	—	—
Exercised	(50,278)	10.35
Forfeited or expired	(18,598)	11.93
Outstanding at December 26, 2020	391,409	$10.19

Schedule of nonvested (options that did not vest in the period in which granted) stock option activity
Nonvested stock options (options that had not vested in the period reported) activity during the year ended December 26, 2020, the Transition Period, and years ended April 30, 2019 and April 30, 2018 was as follows:

	Nonvested options	Weighted-average exercise price
Outstanding at April 30, 2017	678,118	$15.88
Granted	272,502	13.25
Vested	(563,118)	14.61
Forfeited	(120,069)	20.73
Outstanding at April 30, 2018	267,433	14.27
Granted	704,514	10.20
Vested	(92,207)	9.49
Forfeited	(225,226)	14.22
Outstanding at April 30, 2019	654,514	10.35
Granted	88,340	11.93
Vested	(374,942)	10.77
Forfeited	(152,905)	10.55
Outstanding at December 28, 2019	215,007	10.11
Granted	—	—
Vested	(133,075)	10.46
Forfeited	(18,598)	11.93
Outstanding at December 26, 2020	63,334	$8.83

Summary of information about stock options outstanding and exercisable
The following table summarizes information about stock options outstanding and exercisable at December 26, 2020.

	Options outstanding			Options exercisable
Range of Exercise Prices	Number of options outstanding	Weighted-average exercise price	Weighted-average remaining contractual life (in years)	Number of options exercisable	Weighted-average exercise price
0.00 - 10.89	217,500	$8.77	4.2	154,166	$8.74
10.90 - 16.38	173,909	11.98	3.2	173,909	11.98
	391,409	$10.19		328,075	$10.46

Share-based Payment Arrangement, Restricted Stock and Restricted Stock Unit, Activity [Table Text Block]
The following table summarizes the status of service-based RSU activity during the year ended December 26, 2020, the Transition Period, and years ended April 30, 2019 and April 30, 2018:

	Number of RSUs	Weighted-Average Fair Value at Grant Date
Balance at April 30, 2017	176,396	$13.61
Granted	192,560	12.21
Vested	(187,364)	13.04
Forfeited	(54,562)	13.34
Balance at April 30, 2018	127,030	12.48
Granted	147,991	10.40
Vested	(28,029)	13.47
Forfeited	(78,200)	12.31
Balance at April 30, 2019	168,792	10.56
Granted	153,085	14.10
Vested	(80,549)	10.73
Forfeited	(36,122)	10.72
Balance at December 28, 2019	205,206	13.11
Granted	192,809	24.83
Vested	(85,911)	12.67
Forfeited	(15,957)	19.69
Balance at December 26, 2020	296,147	$20.51

The following table summarizes the status of PRSU activity during the year ended December 26, 2020 and the Transition Period:

	Number of PRSUs	Weighted-Average Fair Value at Grant Date
Balance at April 30, 2019	—	$—
Granted	465,833	14.40
Vested	—	—
Forfeited	—	—
Balance at December 28, 2019	465,833	14.40
Granted	154,904	24.84
Vested	—	—
Forfeited	(2,000)	14.40
Balance at December 26, 2020	618,737	$17.00